Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000020470_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Trend Fund
C000020470_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000020470_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,457
C000020470_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,534
C000020470_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,133
C000020470_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,845
C000020470_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	26,233
C000020470_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,230
C000020470_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,389
C000020470_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,883
C000020470_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,285
C000020470_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	51,393
C000020470_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000020470_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020470_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,708
C000020470_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,943
C000020470_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,732
C000020470_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,729
C000020470_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,938
C000020470_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	33,096
C000020470_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,453
C000020470_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,462
C000020470_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	44,623
C000020470_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,906
C000020470_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000020470_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020470_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,205
C000020470_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,636
C000020470_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,983
C000020470_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,063
C000020470_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,640
C000020470_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,101
C000020470_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,108
C000020470_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,708
C000020470_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,255
C000020470_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 39,030